Factors Affecting Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Factors Affecting Operations

3. Factors Affecting Operations

To date the Company has incurred recurring losses, negative cash flow from operations, and has accumulated a deficit of $225,827,000 from the Company’s inception through September 30, 2012. As of September 30, 2012, the Company had approximately $17,355,000 in cash and cash equivalents. On October 2, 2012, the Company closed its preferred stock financing in which it sold units consisting of 1,000,000 shares of its Series A Convertible Preferred Stock (Series A Preferred Stock) and warrants to purchase 300,000 shares of Series A Preferred Stock for gross proceeds of $40,000,000, prior to the payment of approximately $650,000 of related issuance costs (Note 12). In October 2010, the Company obtained a $32,500,000 senior secured credit facility (Credit Facility) to help fund its working capital requirements (Note 7). The Credit Facility consisted of a $20,000,000 working capital revolver and a $12,500,000 term loan. The lenders have advanced $6,250,000 under the term loan. In May 2011, the Credit Facility was amended to increase the term loan to $17,250,000, the remaining $11,000,000 of which would have been advanced following FDA approval of ILUVIEN, but no later than December 31, 2011. As a result of the issuance of the second CRL by the FDA in November 2011 regarding the NDA for ILUVIEN, the remaining $11,000,000 is no longer available to the Company. Additionally, the Company may only draw on the revolving line of credit against eligible U.S. domestic accounts receivable, which the Company would not expect to have prior to the launch of ILUVIEN in the U.S. Therefore, the revolving line of credit, which expires in April 2014, is not currently, and may never be, available to the Company. On February 6, 2012, the Company received a letter from the lenders stating that they reserve the right to assert that the occurrence of certain events, including the issuance of the second CRL and a decrease in the market value of the Company’s public equity securities, may represent a material impairment of the value of the collateral under the loan agreements. To date, the lenders have not made such an assertion, and in the opinion of management a material impairment of the value of the collateral has not occurred.

The Company plans to proceed with the direct commercialization of ILUVIEN in Germany, the United Kingdom and France in 2013. The Company believes that it has sufficient funds available to fund its operations beyond the projected commercialization of ILUVIEN in these EU countries. The Company does not expect the generation of revenue until 2013, and therefore does not expect to have positive cash flow from operations until 2014. If ILUVIEN is not approved in additional jurisdictions or does not generate sufficient revenue, the Company may adjust its commercial plans so that it can continue to operate with its existing cash resources or seek to raise additional financing.

4. FACTORS AFFECTING OPERATIONS

To date the Company has incurred recurring losses, negative cash flow from operations, and has accumulated a deficit of $211,370,000 from the Company’s inception through December 31, 2011. As of December 31, 2011, the Company had approximately $33,608,000 in cash, cash equivalents, and investments in marketable securities. In October 2010, the Company obtained a $32,500,000 senior secured credit facility (Credit Facility) to help fund its working capital requirements (Note 9). The Credit Facility consisted of a $20,000,000 working capital revolver and a $12,500,000 term loan. The lenders have advanced $6,250,000 under the term loan. In May 2011, the Credit Facility was amended to increase the term loan to $17,250,000, the remaining $11,000,000 which would have been advanced following FDA approval of ILUVIEN, but no later than December 31, 2011. As a result of the issuance of the second CRL by the FDA in November 2011 regarding the NDA for ILUVIEN, the remaining $11,000,000 is no longer available to the Company. Additionally, the Company may only draw on the revolving line of credit against eligible U.S. domestic accounts receivable, which the Company would not expect to have prior to the launch of ILUVIEN in the U.S. Therefore, the revolving line of credit, which expires in April 2014, is not currently, and may never be, available to the Company. On February 6, 2012, the Company received a letter from the lenders stating that they reserve the right to assert that recent events, including the issuance of the second CRL and a decrease in the market value of the Company’s public equity securities, may represent a material impairment of the value of the collateral under the loan agreements. To date, the lenders have not made such an assertion, and in the opinion of management a material impairment of the value of the collateral has not occurred.

Management believes it has sufficient funds available to fund its operations through the projected commercialization of ILUVIEN in the EU countries and the expected generation of revenue in late 2012, at the earliest, if at all, and therefore does not expect to have cash flow from operations until 2013, if at all. In the EU countries in which ILUVIEN has been recommended for marketing authorization, the Company plans to commercialize ILUVIEN, directly or with a partner. If the Company chooses to commercialize ILUVIEN directly, it will need to raise additional capital in the future to continue to fund its operations beyond commercialization. Even if the Company raises additional capital, the commercialization of ILUVIEN, directly or with a partner, is dependent upon numerous factors and management cannot be sure that ILUVIEN will generate enough revenue to fund the Company’s operations beyond its initial EU launch. Due to the uncertainty around the commercial launch of ILUVIEN, management also cannot be certain that the Company will not need additional funds for the commercial launch of ILUVIEN. If ILUVIEN is not approved or does not generate sufficient revenue, the Company may adjust its commercial plans so that it can continue to operate with its existing cash resources or seek to raise additional financing.

These matters raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments that may result from the outcome of these uncertainties.